Income Taxes - Reconciliation of Income Taxes (FY) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	21.00%	21.00%	21.00%
State income taxes - net of federal benefit	2.30%	1.60%	(166.00%)
Permanent items	(1.60%)	(18.60%)	8.30%
Research tax credits	0.60%	(3.20%)	55.00%
Deferred revenue	0.00%	0.00%	156.50%
Other	0.00%	0.00%	(3.70%)
Change in fair value of forward contract liabilities	(13.20%)	0.00%	0.00%
Valuation allowance, net	2.80%	(4.40%)	(230.10%)
Stock-based compensation	(3.90%)	1.80%	(5.20%)
Effective income tax rate	8.00%	(1.80%)	(164.20%)